COMMITMENTS	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS.
COMMITMENTS

17. COMMITMENTS

The Company executed an introductory agent agreement with BMR (the “BMR Agreement”). Under the BMR Agreement, should a mineral property recommended by BMR be acquired by the Company, the Company shall pay an introductory agent fee. The BMR Agreement is currently in effect for the Miller Project, as of February 1, 2021, with the introductory agent fee commitment as follows:

Within 15 days of acquisition	$5,000	Paid
6 months after acquisition	$5,000	Paid
12 months after acquisition	$5,000	Paid
18 months after acquisition	$5,000	Paid
24 months after acquisition	$7,500	Paid	(1)
30 months after acquisition	$7,500
36 months after acquisition	$10,000
42 months after acquisition	$10,000
48 months after acquisition and every six months thereafter	$15,000

(1)	The amount was paid subsequent to December 31, 2022.

If commercial production is achieved on a property recommended by BMR, the Company shall pay a 0.5% net smelter return royalty on all mineral interests acquired within the area of influence of the mineral property. Introductory agent fees and net smelter return royalty payments totaling $1,000,000 paid by the Company will reduce the net smelter return royalty by 50% to 0.25%.

7.COMMITMENTS

Introductory Agent Agreement

The Company has signed an introductory agent agreement (the “BMR Agreement”) with Bull Mountain Resources, LLC (“BMR”). Under the BMR Agreement, should a mineral property recommended by BMR be acquired by the Company, then the Company shall pay an introductory agent fee as follows:

Within 15 days of acquisition	US$	5,000
6 months after acquisition	US$	5,000
12 months after acquisition	US$	5,000
18 months after acquisition	US$	5,000
24 months after acquisition	US$	7,500
30 months after acquisition	US$	7,500
36 months after acquisition	US$	10,000
42 months after acquisition	US$	10,000
48 months after acquisition	US$	15,000
Every 6 months thereafter	US$	15,000

If commercial production is achieved on one or more mineral properties recommended by BMR and acquired or partially acquired by the Company, then the Company shall pay BMR a 0.5% net smelter returns royalty on all mineral interests acquired within the area of influence of the mineral property.

For each recommended mineral property acquired by the Company under the terms of the BMR Agreement, introductory agent fees and net smelter return royalty payments totaling US$1,000,000 paid by the Company to BMR shall reduce the net smelter return royalty by 50% to a 0.25% net smelter return royalty.

Other Commitments

The Company also has payment obligations relating to the Kelly Creek, Fourmile Basin, Lone Mountain and Miller projects. See notes 4a, 4b, 4c and 4d.